August 2, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Strategic Trust (the “Trust”)
        File Nos: 002-80859 and 811-03651

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated July 30, 2021, do not differ from those contained in Post-Effective Amendment No. 224 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2021 (SEC Accession No. 0000711080-21-000120) and became effective on July 29, 2021.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,
/s/Meredyth A. Whitford-Schultz
Meredyth A. Whitford-Schultz
Senior Counsel

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